Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Loans And Borrowings
Schedule of loans and financing

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.23	Borrowing	Amortization	Interest paid	Interest accrued (3)	Exchange rate variation	12.31.24
Local currency
Working capital	Fixed / CDI	- (12.28% on 12.31.23)	-	777,528	-	(743,687)	(77,910)	44,069	-	-
Export credit facility	CDI	13.77% (13.26% on 12.31.23)	2.70	1,583,597	-	(470,000)	(166,081)	165,884	-	1,113,400
Debentures	CDI / IPCA	11.24% (10.94% on 12.31.23)	5.84	6,634,434	1,937,680	(978,268)	(538,822)	171,712	-	7,226,736

Fiscal incentives	Fixed	- (2.40% on 12.31.23)	-	6,604	76,498	(83,108)	(677)	683	-	-
				9,002,163	2,014,178	(2,275,063)	(783,490)	382,348	-	8,340,136

Foreign currency
Bonds	Fixed / FX USD	5.16% (5.15% on 12.31.23)	13.44	7,559,562	-	(105,735)	(484,110)	509,749	2,121,887	9,601,353
Export credit facility	Fixed /SOFR / FX USD	4.24% (5.49% on 12.31.23)	3.74	2,436,651	777	(1,204,148)	(219,661)	106,276	478,207	1,598,102
Advances for foreign exchange rate contracts	Fixed / FX USD	0% (7.10% on 12.31.23)	-	158,420	-	(152,900)	(10,972)	(2,466)	7,918	-
Working capital	Fixed / EIBOR3M + 1,8% FX TRY, AED and USD	10.62% (13.13% on 12.31.23)	1.07	938,752	329,807	(248,173)	(178,594)	140,620	218,545	1,200,957

				11,093,385	330,584	(1,710,956)	(893,337)	754,179	2,826,557	12,400,412
				20,095,548	2,344,762	(3,986,019)	(1,676,827)	1,136,527	2,826,557	20,740,548

Current				2,451,838						1,230,273
Non-current				17,643,710						19,510,275
(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	lncludes interest amounts, monetary restatement of the principal coupon and mark-to-market for debts hedged with an annual balance of R$662,443, which are object to fair value hedge protection.

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.22	Reclassification (3)	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.23
Local currency
Working capital	Fixed / CDI	12.28% (10.72% on 12.31.22)	0.65	409,186	-	740,000	(390,582)	(37,352)	56,276	-	777,528
Certificate of agribusiness receivables	IPCA	10.86% (11.80% on 12.31.22)	-	999,646	-	-	(1,018,131)	(91,121)	109,606	-	-
Debentures	CDI / IPCA	10.94% (12.09% on 12.31.22)	5.75	5,940,146	-	-	-	(441,639)	1,135,927	-	6,634,434
Export credit facility	Fixed / CDI	13.26% (9.05% on 12.31.22)	3.67	3,613,555	(2,019,866)	-	-	(234,038)	223,946	-	1,583,597

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.22)	-	5,286	-	100,195	(98,877)	(832)	832	-	6,604
				10,967,819	(2,019,866)	840,195	(1,507,590)	(804,982)	1,526,587	-	9,002,163

Foreign currency
Bonds	Fixed / FX USD and EUR	5.15% (4.91% on 12.31.22)	14.30	11,902,290	-	-	(3,672,960)	(606,725)	663,684	(726,727)	7,559,562
Export credit facility	Fixed / LIBOR / FX USD	5.49% (7.10% on 12.31.22)	3.23	132,887	2,019,866	1,006,496	(534,993)	(156,178)	126,784	(158,211)	2,436,651
Advances for foreign exchange rate contracts	Fixed / FX USD	7.10% (0.00% on 12.31.22)	0.23	-	-	306,684	(153,684)	(4,304)	19,122	(9,398)	158,420
Working capital	Fixed / FX TRY and USD	13.13% (16.83% on 12.31.22)	1.84	514,004	-	1,683,112	(1,020,713)	(107,636)	122,454	(252,469)	938,752

				12,549,181	2,019,866	2,996,292	(5,382,350)	(874,843)	932,044	(1,146,805)	11,093,385
				23,517,000	-	3,836,487	(6,889,940)	(1,679,825)	2,458,631	(1,146,805)	20,095,548

Current				3,879,874							2,451,838
Non-current				19,637,126							17,643,710
(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	The Company, in order to improve the presentation of the financial statements, reclassified the export credit facility issued in Reais (R$) simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars (US$).

Schedule of debentures

12.31.24
Operation	Series	Issue date	Maturity	Rate	Notional	Updated Value

Debenture - 5th Issue	1st Series	06.27.24	06.14.29	CDI +0.8% p.a.	140,000	136,766
Debenture - 5th Issue	2nd Series	06.27.24	06.13.31	12.9% p.a.	925,000	789,811
Debenture - 5th Issue	3rd Series	06.27.24	06.14.34	IPCA +7.2% p.a.	935,000	838,970
					2,000,000	1,765,547